As filed with the SEC on September 3, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21094

TRANSAMERICA INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 – June 30, 2004

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Transamerica Index Funds, Inc.

Transamerica Mid Cap Index Fund

Semi-Annual Report - June 30, 2004

Transamerica Index Funds, Inc.

Transamerica Mid Cap Index Fund

Transamerica Mid Cap Index Fund

SCHEDULE OF INVESTMENTS

At June 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.00%)

Exchange Traded Funds (100.00%)
Nasdaq - 100 Shares	11,918,306	$450,274

Total Investment Companies (cost: $ 290,519)		$450,274

SUMMARY:
Investments, at value	100.00%	$450,274
Other assets in excess of liabilities	0.00%	70

Net assets	100.00%	$450,344

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 2

Transamerica Mid Cap Index Fund

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2004

(all amounts in thousands)

(unaudited)

Assets:

Investment securities, at value (cost: $ 290,519)	$450,274
Receivables:
Cash	267

450,541

Liabilities:

Accounts payable and accrued liabilities:
Management and advisory fees	197

197

Net assets	$450,344

Net Assets Consist of:
Capital stock, 1,500 shares authorized ($ .01 par value)	$392
Additional paid-in capital	291,754
Accumulated net investment income (loss)	(1,086)
Accumulated net realized gain (loss) from investment securities	(471)
Net unrealized appreciation (depreciation) on investment securities	159,755

Net Assets	$450,344

Shares Outstanding	39,195

Net Asset Value and Offering Price Per Share	$11.49

STATEMENT OF OPERATIONS

For the period ended June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
$—

Expenses:
Management and advisory fees	1,087
Printing and shareholder reports	2
Custody fees	21
Administrative fees	33
Auditing and accounting fees	5
Directors fees	1
Other	1

Total expenses	1,150
Less:
Advisory fee waiver	(64)

Net expenses	1,086

Net Investment Income (Loss)	(1,086)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	604
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	15,088

Net Gain (Loss) on Investment Securities	15,692

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,606

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 3

Transamerica Mid Cap Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	June 30, 2004 (unaudited)	December 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,086)	$(1,682)
Net realized gain (loss) on investment securities	604	(875)
Net unrealized appreciation (depreciation) on investment securities	15,088	148,710

	14,606	146,153

Distributions to Shareholders:
From net investment income	—	—
From net realized gains	—	—

	—	—

Capital Share Transactions:
Proceeds from shares sold	—	—
Dividends and distributions reinvested	—	—
Cost of shares redeemed	(4,940)	(7,550)

	(4,940)	(7,550)

Net increase (decrease) in net assets:	9,666	138,603

Net Assets:
Beginning of year	440,678	302,075

End of year	450,344	440,678

Accumulated Net Investment Income (Loss)	$(1,086)	$—

Share Activity:
Shares issued	—	—
Shares issued-reinvested from distributions	—	—
Shares redeemed	(450)	(827)

Net increase (decrease) in shares outstanding	(450)	(827)

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 4

Transamerica Mid Cap Index Fund

FINANCIAL HIGHLIGHTS

(unaudited for the period ended June 30, 2004)

	For a share outstanding throughout each period (d)
For the Period Ended ( g )	Net Asset Value, Beginning of Period	Investment Operations			Distributions		Total Distributions	Net Asset Value, End of Period
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains
06/30/2004	$11.12	$(0.03)	$0.40	$0.37	$—	$—	$—	$11.49
12/31/2003	7.46	(0.04)	3.70	3.66	—	—	—	11.12
12/31/2002	10.00	(0.02)	(2.52)	(2.54)	—	—	—	7.46

		Ratios/Supplemental Data
For the Period Ended ( g )	Total Return ( c )	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets ( a )		Net Investment Income (Loss) to Average Net Assets ( a )	Portfolio Turnover Rate ( b )
			Net ( e )	Total ( f )
06/30/2004	3.33%	$450,344	0.50%	0.53%	(0.50)%	—
12/31/2003	49.06	440,678	0.50	0.52	(0.45)	—
12/31/2002	(25.40)	302,075	0.50	0.56	(0.48)	—

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized for periods of less than one year.
(b)	Not annualized for periods of less than one year.
(c)	Total Return has been calculated for the applicable period, on an initial purchase. Periods of less than one year are not annualized.
(d)	Per share information is calculated based on average number of shares outstanding.
(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser.
(f)	Ratio of Total Expenses to Average Net Assets included all expenses before fee waivers and reimbursements by the investment adviser.
(g)	Transamerica Mid Cap Index Fund (“the Fund”) commenced operations on May 20, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica Index Funds, Inc. - 5

Transamerica Mid Cap Index Fund

NOTES TO THE FINANCIAL STATEMENTS

At June 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Transamerica Index Funds, Inc. (the “Fund”) is an open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on April 22, 2002 as a Maryland corporation. The Fund does not offer its shares directly to the public; shares are offered on a no-load basis exclusively to various institutional investors. The fund consists of two portfolios: Transamerica Large Cap Index Fund and Transamerica Mid Cap Index Fund. Currently only Transamerica Mid Cap Index Fund (the “Fund”) has commenced operations. See the Prospectus and the Statement of Additional Information for a description of each portfolio’s investment objective. The Fund is “non-diversified” under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements in unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based upon experience, the Fund expects the risk of loss to be remote.

The following is a summary of significant accounting policies followed consistently by the Fund in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Valuation of Investments

All securities are valued at the last reported sales price on the securities exchange on which the issue is principally traded, or if no sale is reported for a stock, the latest bid price is used. Stocks traded in the over-the-counter market are valued at the last quoted bid prices. Other securities for which quotations may not be readily available are valued as determined in good faith using guidelines established by and under the general supervision of the Board of Directors and the Fund’s Valuation Committee. These guidelines may include: the type of security; any restrictions on its resale; financial or business news of the issuer; similar or related securities that are actively trading; related corporate actions; and other significant events occurring after the close of trading in the security.

Pricing of Shares

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Cash

The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at June 30, 2004, was paying an interest rate of 0.75%.

Securities Transactions and Investment Income

Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is accrued daily, commencing on the settlement date.

Dividends and Distributions

Dividends and capital gains distributions of the portfolio are typically declared and reinvested annually and are generally paid and reinvested on the business day following the ex-date.

NOTE 2 - INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES

Transamerica Investment Management LLC (“TIM”) is the investment adviser for the Fund. AEGON/Transamerica Fund Services, Inc. (“ATFS”) provides the Fund with administrative and transfer agency services. AFSG Securities Corporation (“AFSG”) is the Fund’s distributor. AFSG is 100% owned by AUSA Holding Company (“AUSA”). ATFS is a wholly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (“WRL”). WRL, TIM and AUSA are indirect wholly owned subsidiaries of AEGON NV, a Netherlands corporation.

Certain officers and directors of the Fund are also officers and directors of ATFS, AFSG, WRL and TIM. No affiliated officer or director receives any compensation directly from the Fund.

Transamerica Index Funds, Inc. - 6

Transamerica Mid Cap Index Fund

NOTES TO THE FINANCIAL STATEMENTS (continued)

At June 30, 2004

(all amounts in thousands)

(unaudited)

Investment Advisory Fees

The Fund pays advisory fees at the rate of 0.499% of the portfolios average daily net assets. TIM currently assumes all the Fund’s normal operating expenses to the extent that they exceed 0.50%.

TIM may occasionally place portfolio business with affiliated brokers of TIM. The Fund has been informed that no brokerage commissions were paid to affiliated brokers of TIM during the period ended June 30, 2004.

Administrative Services

The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support, transfer agency and other legal matters. The Fund paid ATFS $33, for the period ended June 30, 2004.

NOTE 3 – SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding U.S. Government short-term securities and other investments usually held to maturity) for the period ended June 30, 2004, are summarized as follows:

Purchases of long-term securities:
U.S. Government securities	$—
Excluding U.S. Government securities	—

Proceeds from sales of long-term securities:
U.S. Government securities	$—
Excluding U.S. Government securities	6,039

NOTE 4 – FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2004, are as follows:

Federal Tax Cost Basis	$290,665

Unrealized Appreciation	$159,609
Unrealized (Depreciation)	0

Net Unrealized Appreciation (Depreciation)	$159,609

Transamerica Index Funds, Inc. - 7

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Not applicable

Item 9: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors: currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

10: Controls and Procedures.

(a)	Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c)) under the Investment Company Act of 1940, as of June 30, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR

(a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 11: Exhibits.

(a)	(1) Not Applicable

(2) Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)	A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Index Funds, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Director, President and Chief Executive Officer
Date:	September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Director, President and Chief Executive Officer
Date:	September 3, 2004

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Principal Accounting Officer
Date:	September 3, 2004

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
11(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer

11(a)(2)	Section 302 N-CSR Certification of Principal Financial Officer

11(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer